S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - GigAcquisitions8 Corp [Member]	Jul. 21, 2025 USD ($) shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 30,000
Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	95,200
Price Paid or to be Paid for Securities, Total Amount	$ 927,000
Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 1,500,000
Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	7,850,229
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 100,000